UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus
Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2010

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
32	Financial Highlights
38	Notes to Financial Statements
50	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon, David Bowser and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, Dreyfus Balanced Opportunity Fund’s Class A shares produced a total return of 1.78%, Class B shares returned 1.40%, Class C shares returned 1.33%, Class I shares returned 1.90%, Class J shares returned 1.77% and Class Z shares returned 1.74%.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays Capital U.S. Aggregate Bond Index,produced a 1.08% total return for the same period.2 Separately,the S&P 500 Index and the Barclays Capital U.S.Aggregate Index produced total returns of 0.41% and 2.09%, respectively, for the same period.

Stocks and bonds encountered heightened volatility during the reporting period,as market rallies sputtered when investors grew concerned regarding a number of threats to global economic growth.The fund produced higher returns than its benchmark,mainly due an emphasis on equity and fixed-income securities expected to benefit from the economic rebound.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates and the general outlook for stocks.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment grade or the non-rated equivalent as determined by Dreyfus.We may invest up to 5% of the fixed-income portfolio in securities rated below investment grade and up to 10% in bonds from foreign issuers.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Global Economic Concerns Intensified

The reporting period began in the midst of an economic recovery and market rally as improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among businesses, consumers and investors. However, in early 2010, several developments appeared to threaten the economic rebound. First, Europe was roiled by a sovereign debt crisis when Greece and other peripheral members of the European Union found themselves struggling to finance heavy debt burdens. Meanwhile, robust economic growth in China, one of the primary engines of the global economic recovery, seemed to spark inflationary pressures, and investors grew worried that remedial measures might dampen the region’s growth. Finally, a stubbornly high unemployment rate and ongoing troubles in domestic housing markets produced economic headwinds in the United States. Consequently, stocks and higher-yielding bonds gave back some of their previous gains, ending the reporting period only slightly higher than where they began.

Positioned for a Mild Recovery

Since the rally began in early 2009 through late April 2010, the equity advisors have fully participated;corporate bonds also performed well.The recent correction has hurt both segments of the fund.However,the fund’s virtual void in international holdings has been a major benefit since overseas markets have significantly lagged.We currently expect to keep equity exposure above the benchmark in an effort to take advantage of any potential rebound in the stock market; we believe bonds may experience a further correction so we currently expect to be underweighted.At the end of the reporting period, the fund’s asset allocation was 68% equity and 32% fixed income.

The fund’s equity portfolio began the reporting period with an emphasis on market sectors and individual companies that appeared poised to thrive in an economic rebound. Indeed, some of the equity portfolio’s better performers were found in industry groups that tend to be relatively sensitive to economic changes. The energy sector proved particularly beneficial to results, as we favored growth-oriented exploration-and-production companies such as EOG Resources and Newfield Exploration over traditionally defensive integrated energy companies, particularly ExxonMobil. In the consumer discretionary sector, improved consumer sentiment benefited sales of housing-related retailer Home Depot, apparel seller Limited Brands and media company Time Warner Cable.Although the consumer staples sector is considered a relatively defensive sector, strong stock selections such as Coca-Cola

Enterprises and CVS Caremark bolstered relative performance.Our stock selection strategies proved less successful in the information technology and financials sectors.

In the fixed-income portfolio, the fund continued to benefit from a bias toward higher-yielding markets sectors—including investment-grade corporate bonds, commercial mortgage-backed securities and high-quality asset-backed securities—that fared well in the recovering economy. The bond portfolio also was aided by our interest-rate strategies, including a relatively long average duration, as short-term rates remained near historical lows and longer-term rates generally trended flat to lower.

Weathering Bouts of Volatility

As market volatility intensified, we adopted a somewhat less optimistic investment posture with regard to stocks. This shift has included a more intent focus on valuations and potential risk in order to cushion the effects of wide short-term market swings on the overall portfolio. We have maintained modestly overweighted positions in the more economically sensitive sectors of the bond market, where we believe short-term interest rates are likely to remain low and investors may continue to reach for higher yields among corporate , mortgage- and asset-backed securities.

June 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Classes A, B, C and I shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, Classes A, B, C and I returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010
	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$5.73	$1,017.80
Class B	$9.44	$1,014.00
Class C	$9.49	$1,013.30
Class J	$5.28	$1,017.70
Class I	$4.43	$1,019.00
Class Z	$5.78	$1,017.40

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.88% for Class B, 1.89% for
Class C, 1.05% for Class J, .88% for Class I and 1.15% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$5.74	$1,019.25
Class B	$9.45	$1,015.56
Class C	$9.50	$1,015.51
Class J	$5.29	$1,019.70
Class I	$4.43	$1,020.54
Class Z	$5.79	$1,019.20

† Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.88% for Class B, 1.89% for
Class C, 1.05% for Class J, .88% for Class I and 1.15% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—31.2%	Rate (%)	Date	Amount ($)		Value ($)
Asset—Backed Certificates—.1%
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	226,624	[a]	227,614
Morgan Stanley Capital,
Ser. 2005-WMC4, Cl. M2	0.78	4/25/35	56,109	[a]	55,287
Securitized Asset Backed
Receivables, Ser. 2005-FR2, Cl. M1	0.78	3/25/35	38,907	[a]	38,637
					321,538
Asset-Backed Ctfs./
Auto Receivables—.8%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	[b]	316,701
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	480,000		484,624
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	90,000		93,155
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000		216,144
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		75,740
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		313,367
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	100,000		104,346
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	235,000	[b]	243,110
Santander Drive Auto Receivables
Trust, Ser. 2010-1, Cl. A3	1.84	11/17/14	505,000		503,960
					2,351,147
Asset-Backed Ctfs./
Home Equity Loans—.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	132,142	[a]	131,799
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-EC1, Cl. A2	0.59	11/25/35	93,337	[a]	89,419
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.86	7/25/35	273,990	[a]	261,722
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.77	5/25/35	64,555	[a]	63,678

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.79	7/25/35	72,564	[a]	71,694
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.47	1/25/36	9,046	[a]	8,674
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.60	11/25/35	239,979	[a]	233,041
					860,027
Asset-Backed Ctfs./
Manufactured Housing—.0%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	11,544		11,617
Commercial Mortgage
Pass-Through Ctfs.—3.2%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	305,554		309,452
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	470,000		488,138
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	409,074	[a]	419,521
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26, Cl. A4	5.47	1/12/45	335,000	[a]	340,354
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22, Cl. A4	5.63	4/12/38	275,000	[a]	288,483
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	275,000		286,397
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	250,000	[a]	256,799
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. AAB	5.88	9/11/38	100,000	[a]	107,344
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,050,000	[b]	1,093,740
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	250,000	[b]	259,751
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	705,000	[b]	732,068
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	875,000	[b]	908,628
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. A2	5.02	8/15/38	46,370		46,456

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
CS First Boston Mortgage
Securities, Ser. 2005-C5, Cl. A4	5.10	8/15/38	660,000	[a]	680,714
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	160,238		163,885
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	600,000		621,444
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. E	0.72	3/6/20	560,000	[a,b]	488,937
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	100,000	[b]	114,634
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	335,000	[a,b]	370,809
JPMorgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	145,000	[a]	152,644
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	55,678		55,682
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.38	11/12/37	45,000	[a]	45,376
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.10	6/12/46	25,000	[a]	26,109
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	490,000	[a]	503,838
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.63	4/15/24	375,000	[a,b]	380,716
RBSCF Trust,
Ser. 2010-MB1, Cl. C	4.66	4/15/24	125,000	[a,b]	121,307
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	415,000	[a]	447,617
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	21,778		22,145
					9,732,988

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples—.5%
Altria Group,
Gtd. Notes	9.70	11/10/18	385,000		467,507
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	145,000	[b]	190,188
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	170,000		180,137
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	315,000		322,240
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000		115,954
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000		361,938
					1,637,964
Diversified Financial Services—2.6%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	195,000		208,834
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	230,000		258,905
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000		77,203
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	600,000		663,073
Barclays Bank,
Sub. Notes	10.18	6/12/21	308,000	[b]	364,424
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000		298,625
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	185,000		208,085
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	330,000		340,157
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	405,000		414,899
Citigroup,
Unscd. Notes	8.50	5/22/19	200,000		234,717
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	40,000		40,734

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Credit Suisse,
Sub. Notes	5.40	1/14/20	245,000		239,969
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	90,000	[b]	96,341
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000	[b]	101,762
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	685,000	[b]	758,374
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	520,000		536,135
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	[b]	491,011
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	595,000		513,514
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	184,000		198,005
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	285,000		308,160
Lloyds TSB Bank,
Bank Gtd. Notes	5.80	1/13/20	490,000	[b]	461,125
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		30,959
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000		100,000
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	395,000	[b]	441,248
UBS AG Stamford,
Sr. Unscd. Notes	3.88	1/15/15	250,000		249,089
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	230,000		246,130
					7,881,478
Foreign/Governmental—.5%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000		92,227
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		118,189
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	445,000		481,935

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Russia Foreign Bond,
Bonds	5.00	4/29/20	480,000	[b,c]	459,600
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	420,000		452,550
					1,604,501
Health Care—.1%
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	250,000		251,910
Industrial—.4%
Allied Waste
North America,
Gtd. Notes, Ser. B	7.13	5/15/16	80,000		86,004
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	305,000	[b]	311,495
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	100,000	[b]	115,078
Republic Services,
Gtd. Notes	5.50	9/15/19	230,000	[b]	243,200
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	45,000		51,138
Waste Management,
Gtd. Notes	7.38	5/15/29	285,000		339,312
					1,146,227
Insurance—.6%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		48,933
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000		249,344
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	37,000		34,502
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	56,000		57,422
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		252,643
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		208,637
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		251,990

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Insurance (continued)
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	390,000		401,471
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	60,000		63,059
Willis North America,
Gtd. Notes	6.20	3/28/17	25,000		25,698
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		256,487
					1,850,186
Media & Telecommunications—1.4%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	355,000		385,813
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd. Notes	5.55	2/1/14	455,000		503,398
Comcast,
Gtd. Notes	6.30	11/15/17	80,000		89,145
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		143,434
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[b]	389,707
Discovery Communications,
Gtd. Notes	5.63	8/15/19	100,000		105,651
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	240,000	[b]	245,506
News America,
Gtd. Notes	6.65	11/15/37	435,000		472,167
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000		301,722
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000		426,796
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	335,000		364,536
Time Warner,
Gtd. Notes	5.88	11/15/16	424,000		469,022
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	120,000		118,940
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000		79,409

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media & Telecommunications
(continued)
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	165,000	196,720
				4,291,966
Office And Business Equipment—.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000	80,019
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000	113,208
				193,227
Oil & Gas—.6%
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000	269,510
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	215,000	252,610
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	315,000	348,477
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	76,000	88,648
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	320,000	346,816
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000	250,520
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	130,000	131,777
				1,688,358
Real Estate—.8%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	245,000	263,700
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	45,000	47,301
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000	222,637
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000	105,930
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000	273,354

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate (continued)
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		262,499
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	135,000		139,370
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000		103,810
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000		51,571
Regency Centers,
Gtd. Notes	5.25	8/1/15	20,000		20,627
Regency Centers,
Gtd. Notes	5.88	6/15/17	415,000		432,011
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	224,000		237,901
WEA Finance,
Gtd. Notes	7.13	4/15/18	295,000	[b]	327,679
					2,488,390
Residential Mortgage
Pass-Through Ctfs.—.1%
CS First Boston Mortgage
Securities, Ser. 2005-6, Cl. 1A2	0.61	7/25/35	186,898	[a]	175,046
Retail—.3%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	225,000		247,456
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	216,955	[b]	259,819
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	212,000		209,189
Staples,
Gtd. Notes	9.75	1/15/14	170,000		208,357
					924,821
State/Territory
General Obligations—.7%
Chicago Transit Authority,
Sales Tax Receipts Revenue
(Build America Bonds)	6.20	12/1/40	315,000		330,539
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000	[d]	120,097

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
State/Territory General
Obligations (continued)
Los Angeles Unified School
District Build America, Bonds	6.76	7/1/34	215,000	233,974
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000	10,388
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000	240,140
New Jersey Transportation Trust
Fund Authority, (Transportation
System) (Build America Bonds)	6.56	12/15/40	200,000	220,734
New York City Build America,
Bonds	5.99	12/1/36	250,000	264,640
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	255,000	270,267
State of Illinois,
Taxable Bonds	4.42	1/1/15	270,000	272,902
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	310,000	247,082
				2,210,763
U.S. Government Agencies/
Mortgage-Backed—10.6%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			17,353 [e]	17,357
4.50%, 1/1/39—2/1/40			1,809,440 [e]	1,849,590
5.00%, 1/1/23—8/1/39			5,503,858 [e]	5,782,894
5.50%, 4/1/22—6/1/39			2,138,225 [e]	2,288,501
6.00%, 9/1/37—3/1/38			950,131 [e]	1,025,889
Federal National Mortgage Association:
4.50%, 2/1/38—2/1/39			4,116,881 [e]	4,212,687
5.00%, 8/1/20—4/1/40			7,626,930 [e]	8,034,191
5.50%, 9/1/34—5/1/39			5,732,107 [e]	6,127,620
6.00%, 5/1/22—5/1/39			2,237,264 [e]	2,415,532
8.00%, 3/1/30			144 [e]	167
Government National Mortgage Association I
5.50%, 4/15/33			134,123	145,085
				31,899,513

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Securities—6.6%
U.S. Treasury Bonds
7.50%, 11/15/24			755,000	1,061,129
U.S. Treasury Notes:
1.38%, 9/15/12			13,020,000	13,160,369
2.38%, 8/31/14			320,000	326,800
2.75%, 2/15/19			610,000	590,223
3.25%, 7/31/16			3,195,000	3,320,055
3.75%, 11/15/18			310,000	324,701
4.25%, 5/15/39			1,161,000	1,165,898
				19,949,175
Utilities—.9%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	225,000	241,906
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	95,000	104,446
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	495,000	543,269
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	200,000	232,280
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	103,520
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 [b]	195,955
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	223,000	251,514
Nevada Power,
Mortgage Notes	6.50	8/1/18	270,000	304,988
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	60,508
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000	249,828
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	229,812
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	27,504
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	205,000	221,000
				2,766,530
Total Bonds and Notes
(cost $90,613,073)				94,237,372

Common Stocks—68.3%	Shares	Value ($)
Consumer Discretionary—8.6%
Abercrombie & Fitch, Cl. A	10,490	375,857
Autoliv	28,490	1,353,275
Carnival	48,373	1,752,554
Darden Restaurants	19,890	853,281
DIRECTV, Cl. A	13,010 [f]	490,347
Home Depot	94,207	3,189,849
Johnson Controls	58,720	1,675,282
Macy’s	22,890	508,387
Newell Rubbermaid	89,470	1,490,570
News, Cl. A	342,770	4,524,564
NVR	670 [f]	459,138
Omnicom Group	34,360	1,303,962
Staples	21,380	460,098
Target	47,580	2,594,537
Time Warner	115,903	3,591,834
Toll Brothers	22,890 [f]	482,292
Wal-Mart Stores	16,720	845,363
		25,951,190
Consumer Staples—6.2%
Clorox	30,700	1,928,574
CVS Caremark	93,341	3,232,399
Dr. Pepper Snapple Group	25,590	968,837
Energizer Holdings	29,420 [f]	1,653,110
Kraft Foods, Cl. A	32,514	929,900
Nestle, ADR	27,540	1,243,156
PepsiCo	75,975	4,778,068
Philip Morris International	40,825	1,801,199
Unilever, ADR	82,380 [c]	2,227,555
		18,762,798
Energy—8.3%
Alpha Natural Resources	14,450 [f]	554,447
Anadarko Petroleum	16,280	851,932
Cameron International	34,380 [f]	1,244,556
Chevron	25,414	1,877,332
ConocoPhillips	70,510	3,656,649
ENSCO, ADR	24,630	921,162

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
EOG Resources	38,260	4,011,178
Hess	19,532	1,039,102
Newfield Exploration	29,060 [f]	1,512,864
Occidental Petroleum	82,280	6,788,923
Schlumberger	30,870	1,733,351
Valero Energy	38,670	722,356
		24,913,852
Exchange Traded Funds—.7%
Standard & Poor’s Depository
Receipts S&P 500 ETF Trust	20,820 [c]	2,277,083
Financial—13.0%
American Express	41,240	1,644,239
Ameriprise Financial	23,010	915,568
AON	17,320	683,620
Bank of America	405,010	6,374,857
Capital One Financial	35,620	1,471,106
Citigroup	220,680 [f]	873,893
Comerica	24,630	938,403
Fidelity National Financial, Cl. A	27,000	389,340
Franklin Resources	8,120	796,491
Genworth Financial, Cl. A	127,980 [f]	1,995,208
Goldman Sachs Group	13,140	1,895,576
JPMorgan Chase & Co.	169,034	6,690,366
Lincoln National	36,470	964,996
Marsh & McLennan	19,230	419,406
MetLife	67,117	2,717,567
Morgan Stanley	58,220	1,578,344
PNC Financial Services Group	12,850	806,338
Prudential Financial	14,990	865,073
State Street	16,660	635,912
SunTrust Banks	25,970	699,892
TD Ameritrade Holding	39,340 [f]	697,498

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Travelers	9,550	472,439
Wells Fargo & Co.	149,012	4,275,154
XL Capital, Cl. A	21,610	380,552
		39,181,838
Health Care—9.1%
Alexion Pharmaceuticals	17,600 [f]	880,528
AmerisourceBergen	91,550	2,863,684
Amgen	41,340 [f]	2,140,585
Amylin Pharmaceuticals	65,910 [f]	1,088,833
Cardinal Health	13,580	468,374
CIGNA	40,720	1,362,898
Covidien	16,461	697,782
Hospira	15,580 [f]	811,095
Human Genome Sciences	51,010 [c,f]	1,263,008
King Pharmaceuticals	61,260 [f]	531,124
McKesson	7,730	541,100
Mednax	17,950 [f]	1,015,072
Merck & Co.	127,153	4,283,785
Pfizer	346,137	5,271,667
St. Jude Medical	14,830 [f]	553,752
Teva Pharmaceutical Industries, ADR	11,640	638,105
Thermo Fisher Scientific	21,150 [f]	1,101,069
Universal Health Services, Cl. B	18,520	784,878
WellPoint	21,650 [f]	1,110,645
		27,407,984
Industrial—8.0%
AMR	66,950 [f]	513,506
Caterpillar	21,810	1,325,176
Cummins	19,640	1,335,127
Dover	51,653	2,318,703
Eaton	6,500	454,675

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
FedEx	10,891	909,290
General Electric	239,510	3,915,989
Honeywell International	12,000	513,240
Navistar International	11,000 [f]	595,980
Norfolk Southern	57,280	3,234,029
Paccar	11,440	469,040
Parker Hannifin	8,430	518,108
Pitney Bowes	41,910	948,842
Raytheon	36,930	1,935,501
Rockwell Collins	8,050	469,637
Stanley Black and Decker	18,170	1,013,704
Textron	45,540 [c]	941,312
Tyco International	35,715	1,292,526
Union Pacific	12,253	875,232
United Technologies	7,050	475,029
		24,054,646
Information Technology—9.4%
AOL	37,353 [f]	770,592
Apple	14,711 [f]	3,783,081
BMC Software	41,510 [f]	1,536,285
Cisco Systems	126,138 [f]	2,921,356
EMC	115,590 [f]	2,152,286
Google, Cl. A	3,880 [f]	1,882,498
Hewlett-Packard	54,818	2,522,176
Informatica	42,540 [f]	1,097,532
International Business Machines	12,370	1,549,466
Microsoft	180,020	4,644,516
Oracle	91,000	2,053,870
QUALCOMM	36,130	1,284,783

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Research In Motion	17,180 [f]	1,042,826
Teradata	37,781 [f]	1,206,725
		28,447,992
Materials—1.4%
Air Products & Chemicals	6,630	457,868
CF Industries Holdings	6,880	471,899
Dow Chemical	43,140	1,160,897
E.I. du Pont de Nemours & Co.	37,250	1,347,333
Freeport-McMoRan Copper & Gold	6,660	466,533
International Paper	18,080	419,998
		4,324,528
Telecommunication Services—1.4%
AT & T	176,684	4,293,421
Utilities—2.2%
American Electric Power	19,750	631,210
Entergy	20,990	1,575,719
FPL Group	18,600	928,698
PG & E	19,250	798,875
Public Service Enterprise Group	44,960	1,377,125
Questar	26,630	1,194,622
		6,506,249
Total Common Stocks
(cost $211,193,256)		206,121,581

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,386,000)	1,386,000 [g]	1,386,000

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $6,420,882)	6,420,882 [g]	6,420,882

Total Investments (cost $309,613,211)	102.1%	308,165,835
Liabilities, Less Cash and Receivables	(2.1%)	(6,473,135)
Net Assets	100.0%	301,692,700

ADR—American Depository Receipts

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2010, these securities had a total market value of $10,482,913 or 3.5% of net assets.
c Security, or portion thereof, on loan.At May 31, 2010, the total market value of the fund’s securities on loan is
$6,192,978 and the total market value of the collateral held by the fund is $6,420,882.
d Purchased on a delayed delivery basis.
e On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	68.3	Money Market Investment	2.6
U.S. Government & Agencies	17.2	State/Government General Obligations	.7
Corporate Bonds	8.3	Foreign/Governmental	.5
Asset/Mortgage-Backed	4.5		102.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,192,978)—Note 1(b):
Unaffiliated issuers	301,806,329	300,358,953
Affiliated issuers	7,806,882	7,806,882
Receivable for investment securities sold		3,000,754
Dividends and interest receivable		1,027,741
Receivable for shares of Beneficial Interest subscribed		462,595
Prepaid expenses		25,900
		312,682,825
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		395,958
Cash overdraft due to Custodian		152,058
Liability for securities on loan—Note 1(b)		6,420,882
Payable for investment securities purchased		3,470,789
Payable for shares of Beneficial Interest redeemed		351,598
Accrued expenses		198,840
		10,990,125
Net Assets ($)		301,692,700
Composition of Net Assets ($):
Paid-in capital		370,801,920
Accumulated undistributed investment income—net		1,065,564
Accumulated net realized gain (loss) on investments		(68,727,408)
Accumulated net unrealized appreciation
(depreciation) on investments		(1,447,376)
Net Assets ($)		301,692,700

The Fund	25

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net Asset Value Per Share

Class A
Net Assets ($)	122,935,835
Shares Outstanding	8,213,478
Net Asset Value Per Share ($)	14.97
Class B
Net Assets ($)	60,437,537
Shares Outstanding	4,070,468
Net Asset Value Per Share ($)	14.85
Class C
Net Assets ($)	47,229,390
Shares Outstanding	3,163,091
Net Asset Value Per Share ($)	14.93
Class J
Net Assets ($)	23,081,164
Shares Outstanding	1,541,666
Net Asset Value Per Share ($)	14.97
Class I
Net Assets ($)	3,160,054
Shares Outstanding	210,988
Net Asset Value Per Share ($)	14.98
Class Z
Net Assets ($)	44,848,720
Shares Outstanding	3,009,447
Net Asset Value Per Share ($)	14.90

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Income:
Interest	2,174,563
Cash dividends (net of $6,476 foreign taxes withheld at source):
Unaffiliated issuers	1,689,810
Affiliated issuers	1,576
Income from securities lending—Note 1(b)	1,569
Total Income	3,867,518
Expenses:
Management fee—Note 3(a)	1,268,620
Shareholder servicing costs—Note 3(c)	637,787
Distribution fees—Note 3(b)	469,062
Professional fees	45,033
Custodian fees—Note 3(c)	41,523
Prospectus and shareholders’ reports	27,763
Registration fees	20,790
Trustees’ fees and expenses—Note 3(d)	9,561
Loan commitment fees—Note 2	5,452
Miscellaneous	35,267
Total Expenses	2,560,858
Less—reduction in expenses due to undertaking—Note 3(a)	(298,964)
Less—reduction in fees due to earnings credits—Note 1(b)	(1,065)
Net Expenses	2,260,829
Investment Income—Net	1,606,689
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,542,863
Net unrealized appreciation (depreciation) on investments	(7,601,650)
Net Realized and Unrealized Gain (Loss) on Investments	3,941,213
Net Increase in Net Assets Resulting from Operations	5,547,902

See notes to financial statements.

The Fund	27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Operations ($):
Investment income—net	1,606,689	4,819,901
Net realized gain (loss) on investments	11,542,863	(32,124,527)
Net unrealized appreciation
(depreciation) on investments	(7,601,650)	89,739,117
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,547,902	62,434,491
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,933,037)	(2,187,886)
Class B Shares	(812,208)	(1,608,902)
Class C Shares	(486,398)	(899,829)
Class J Shares	(419,235)	(935,416)
Class I Shares	(38,535)	(9,419)
Class T Shares	—	(21,466)
Class Z Shares	(811,855)	(1,488,886)
Total Dividends	(4,501,268)	(7,151,804)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	21,091,825	8,909,143
Class B Shares	93,102	401,373
Class C Shares	932,159	1,593,852
Class J Shares	502,494	1,310,842
Class I Shares	1,409,928	363,223
Class T Shares	—	68,864
Class Z Shares	1,090,990	1,727,033
Net assets received in connection
with reorganization—Note 1	—	50,352,911

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	1,768,600	2,058,923
Class B Shares	749,750	1,484,399
Class C Shares	399,359	747,018
Class J Shares	405,493	884,898
Class I Shares	34,206	9,388
Class T Shares	—	16,832
Class Z Shares	786,174	1,445,592
Cost of shares redeemed:
Class A Shares	(14,995,190)	(30,230,746)
Class B Shares	(24,382,384)	(16,513,654)
Class C Shares	(4,517,752)	(9,972,776)
Class J Shares	(3,727,441)	(7,880,750)
Class I Shares	(387,942)	(399,446)
Class T Shares	—	(946,369)
Class Z Shares	(4,647,620)	(8,289,202)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(23,394,249)	(2,858,652)
Total Increase (Decrease) in Net Assets	(22,347,615)	52,424,035
Net Assets ($):
Beginning of Period	324,040,315	271,616,280
End of Period	301,692,700	324,040,315
Undistributed investment income—net	1,065,564	3,960,143

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	1,361,785	687,943
Shares issued in connection
with reorganization—Note 1	—	3,334,487
Shares issued for dividends reinvested	118,937	166,310
Shares redeemed	(982,558)	(2,365,065)
Net Increase (Decrease) in Shares Outstanding	498,164	1,823,675
Class Bb
Shares sold	6,179	28,285
Shares issued in connection
with reorganization—Note 1	—	191,471
Shares issued for dividends reinvested	50,693	120,204
Shares redeemed	(1,591,028)	(1,305,262)
Net Increase (Decrease) in Shares Outstanding	(1,534,156)	(965,302)
Class C
Shares sold	61,871	117,168
Shares issued in connection
with reorganization—Note 1	—	391,069
Shares issued for dividends reinvested	26,839	60,191
Shares redeemed	(298,288)	(768,887)
Net Increase (Decrease) in Shares Outstanding	(209,578)	(200,459)
Class J
Shares sold	32,815	103,149
Shares issued for dividends reinvested	27,288	71,420
Shares redeemed	(245,953)	(617,798)
Net Increase (Decrease) in Shares Outstanding	(185,850)	(443,229)

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Class I
Shares sold	91,820	26,494
Shares issued in connection
with reorganization—Note 1	—	123,934
Shares issued for dividends reinvested	2,302	760
Shares redeemed	(25,275)	(31,052)
Net Increase (Decrease) in Shares Outstanding	68,847	120,136
Class Tc
Shares sold	—	5,469
Shares issued in connection
with reorganization—Note 1	—	7,023
Shares issued for dividends reinvested	—	1,356
Shares redeemed	—	(81,189)
Net Increase (Decrease) in Shares Outstanding	—	(67,341)
Class Z
Shares sold	71,843	136,555
Shares issued for dividends reinvested	53,120	117,124
Shares redeemed	(305,257)	(656,137)
Net Increase (Decrease) in Shares Outstanding	(180,294)	(402,458)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended May 31, 2010, 809,172 Class B shares representing $12,445,740 were automatically converted to 803,559 Class A shares and during the period ended November 30, 2009, 143,541 Class B shares representing $1,794,416 were automatically converted to 142,492 Class A shares.
c On the close of business on February 4, 2009, 74,880 Class T shares representing $869,506 were converted to
74,957 Class A shares.

See notes to financial statements

The Fund	31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2010			Year Ended November 30,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.96	12.47	21.28	20.38	19.15	19.30
Investment Operations:
Investment income—net[a]	.10	.25	.34	.33	.28	.28
Net realized and unrealized
gain (loss) on investments	.17	2.62	(5.62)	.89	1.40	(.12)
Total from Investment Operations	.27	2.87	(5.28)	1.22	1.68	.16
Distributions:
Dividends from
investment income—net	(.26)	(.38)	(.39)	(.32)	(.29)	(.19)
Dividends from net realized
gain on investments	—	—	(3.14)	—	(.16)	(.12)
Total Distributions	(.26)	(.38)	(3.53)	(.32)	(.45)	(.31)
Net asset value, end of period	14.97	14.96	12.47	21.28	20.38	19.15
Total Return (%)[b]	1.78[c]	23.77	(29.77)	6.08	8.96	.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40[d]	1.45	1.29	1.23	1.21	1.21
Ratio of net expenses
to average net assets	1.14[d]	1.12	1.18	1.16	1.21[e]	1.21[e]
Ratio of net investment income
to average net assets	1.31[d]	1.89	2.04	1.57	1.44	1.43
Portfolio Turnover Rate	49.32[c]	134.74	138.66	168.94[f]	33.30	39.39
Net Assets, end of period
($ x 1,000)	122,936	115,445	73,441	151,796	215,342	274,871

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

Six Months Ended
May 31, 2010			Year Ended November 30,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.79	12.31	21.04	20.14	18.94	19.17
Investment Operations:
Investment income—net[a]	.04	.15	.21	.17	.12	.12
Net realized and unrealized
gain (loss) on investments	.17	2.58	(5.57)	.89	1.40	(.11)
Total from Investment Operations	.21	2.73	(5.36)	1.06	1.52	.01
Distributions:
Dividends from
investment income—net	(.15)	(.25)	(.23)	(.16)	(.16)	(.12)
Dividends from net realized
gain on investments	—	—	(3.14)	—	(.16)	(.12)
Total Distributions	(.15)	(.25)	(3.37)	(.16)	(.32)	(.24)
Net asset value, end of period	14.85	14.79	12.31	21.04	20.14	18.94
Total Return (%)[b]	1.40[c]	22.58	(30.31)	5.30	8.11	(.02)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.13[d]	2.20	2.05	2.02	2.01	2.00
Ratio of net expenses
to average net assets	1.88[d]	1.89	1.95	1.94	2.01[e]	2.00[e]
Ratio of net investment income
to average net assets	.55[d]	1.16	1.28	.81	.65	.64
Portfolio Turnover Rate	49.32[c]	134.74	138.66	168.94[f]	33.30	39.39
Net Assets, end of period
($ x 1,000)	60,438	82,906	80,893	147,807	169,513	186,377

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

The Fund	33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2010			Year Ended November 30,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.88	12.38	21.10	20.19	18.98	19.19
Investment Operations:
Investment income—net[a]	.04	.15	.22	.17	.13	.13
Net realized and unrealized
gain (loss) on investments	.16	2.61	(5.59)	.89	1.40	(.11)
Total from Investment Operations	.20	2.76	(5.37)	1.06	1.53	.02
Distributions:
Dividends from
investment income—net	(.15)	(.26)	(.21)	(.15)	(.16)	(.11)
Dividends from net realized
gain on investments	—	—	(3.14)	—	(.16)	(.12)
Total Distributions	(.15)	(.26)	(3.35)	(.15)	(.32)	(.23)
Net asset value, end of period	14.93	14.88	12.38	21.10	20.19	18.98
Total Return (%)[b]	1.33[c]	22.68	(30.22)	5.29	8.14	.06
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.07[d]	2.12	2.01	1.97	1.95	1.94
Ratio of net expenses
to average net assets	1.89[d]	1.88	1.90	1.90	1.95[e]	1.94[e]
Ratio of net investment income
to average net assets	.55[d]	1.16	1.32	.84	.70	.70
Portfolio Turnover Rate	49.32[c]	134.74	138.66	168.94[f]	33.30	39.39
Net Assets, end of period
($ x 1,000)	47,229	50,170	44,224	85,801	119,851	157,982

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

Six Months Ended
May 31, 2010			Year Ended November 30,
Class J Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.97	12.52	21.38	20.47	19.22	19.35
Investment Operations:
Investment income—net[a]	.10	.26	.40	.36	.33	.31
Net realized and unrealized
gain (loss) on investments	.16	2.63	(5.65)	.93	1.41	(.11)
Total from Investment Operations	.26	2.89	(5.25)	1.29	1.74	.20
Distributions:
Dividends from
investment income—net	(.26)	(.44)	(.47)	(.38)	(.33)	(.21)
Dividends from net realized
gain on investments	—	—	(3.14)	—	(.16)	(.12)
Total Distributions	(.26)	(.44)	(3.61)	(.38)	(.49)	(.33)
Net asset value, end of period	14.97	14.97	12.52	21.38	20.47	19.22
Total Return (%)	1.77[b]	23.81	(29.53)	6.41	9.25	.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[c]	1.06	.99	.91	.96	1.02
Ratio of net expenses
to average net assets	1.05[c,d]	1.05	.88	.87	.96[d]	1.01
Ratio of net investment income
to average net assets	1.39[c]	1.99	2.34	1.77	1.69	1.62
Portfolio Turnover Rate	49.32[b]	134.74	138.66	168.94[e]	33.30	39.39
Net Assets, end of period
($ x 1,000)	23,081	25,858	27,178	54,149	174,820	204,901

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d Expense waivers and/or reimbursements amounted to less than .01%.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

The Fund	35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2010			Year Ended November 30,
Class I Shares	(Unaudited)	2009	2008	2007[a]	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.97	12.47	21.28	20.39	19.17	19.31
Investment Operations:
Investment income—net[b]	.11	.36	.37	.36	.31	.32
Net realized and unrealized
gain (loss) on investments	.17	2.56	(5.61)	.89	1.40	(.13)
Total from Investment Operations	.28	2.92	(5.24)	1.25	1.71	.19
Distributions:
Dividends from
investment income—net	(.27)	(.42)	(.43)	(.36)	(.33)	(.21)
Dividends from net realized
gain on investments	—	—	(3.14)	—	(.16)	(.12)
Total Distributions	(.27)	(.42)	(3.57)	(.36)	(.49)	(.33)
Net asset value, end of period	14.98	14.97	12.47	21.28	20.39	19.17
Total Return (%)	1.90[c]	24.15	(29.57)	6.23	9.12	.95
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[d]	1.20	1.07	1.12	1.07	1.00
Ratio of net expenses
to average net assets	.88[d]	.85	.96	1.04	1.07[e]	1.00[e]
Ratio of net investment income
to average net assets	1.55[d]	2.63	2.25	1.72	1.59	1.64
Portfolio Turnover Rate	49.32[c]	134.74	138.66	168.94[f]	33.30	39.39
Net Assets, end of period
($ x 1,000)	3,160	2,128	274	711	741	755

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

Six Months Ended
May 31, 2010			Year Ended November 30,
Class Z Shares	(Unaudited)	2009	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value,
beginning of period	14.90	12.46	21.30	20.39	19.16	19.60
Investment Operations:
Investment income—net[b]	.10	.24	.37	.38	.30	.29
Net realized and unrealized
gain (loss) on investments	.16	2.62	(5.61)	.89	1.41	(.40)
Total from Investment Operations	.26	2.86	(5.24)	1.27	1.71	(.11)
Distributions:
Dividends from
investment income—net	(.26)	(.42)	(.46)	(.36)	(.32)	(.21)
Dividends from net realized
gain on investments	—	—	(3.14)	—	(.16)	(.12)
Total Distributions	(.26)	(.42)	(3.60)	(.36)	(.48)	(.33)
Net asset value, end of period	14.90	14.90	12.46	21.30	20.39	19.16
Total Return (%)	1.74[c]	23.63	(29.61)	6.31	9.11	(.59)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15[d]	1.18	1.09	1.12	1.15	1.15[c]
Ratio of net expenses
to average net assets	1.15[d,e]	1.16	.98	.93	1.07	1.02[c]
Ratio of net investment income
to average net assets	1.29[d]	1.88	2.24	1.83	1.58	1.51[c]
Portfolio Turnover Rate	49.32[c]	134.74	138.66	168.94[f]	33.30	39.39
Net Assets, end of period
($ x 1,000)	44,849	47,532	44,768	76,939	85,923	100,250

a From December 18, 2004 (commencement of operations) to November 30, 2005.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a separate diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 8, 2009, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Balanced Fund (“Dreyfus Balanced”) were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C, Class I and Class T shares of Dreyfus Balanced received Class A, Class B, Class C, Class I and Class T shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Dreyfus Balanced at the time of the exchange.The net asset value of the fund’s shares on the close of business January 8, 2009, after the reorganization was $12.44 for Class A, $12.40 for Class B, $12.46 for Class C, $12.40 for Class I and $12.46 for Class T shares, and a total of 3,334,487 Class A shares, 191,471 Class B shares, 391,069 Class C shares, 123,934 Class I shares and 7,023 Class T shares, representing net assets of $50,352,911 (including $11,965,047 net unrealized depreciation on investments) were issued to shareholders of Dreyfus Balanced in the exchange.The exchange was a tax-free event to the Dreyfus Balanced shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I, Class J and Class Z shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I, Class J and Class Z shares are sold at net asset value per share. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;and general market conditions.Restricted securities,as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board ofTrustees,or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,544,329	—	3,544,329
Commercial
Mortgage-Backed	—	9,732,988	—	9,732,988
Corporate Bonds†	—	25,121,057	—	25,121,057
Equity Securities—
Domestic†	196,418,419	—	—	196,418,419
Equity Securities—
Foreign+	7,426,079	—	—	7,426,079
Foreign Government	—	1,604,501	—	1,604,501
Municipal Bonds	—	2,210,763	—	2,210,763
Mutual Funds/
Exchange
Traded Funds	10,083,965	—	—	10,083,965
Residential
Mortgage-Backed	—	175,046	—	175,046
U.S. Government
Agencies/
Mortgage-Backed	—	31,899,513	—	31,899,513
U.S. Treasury	—	19,949,175	—	19,949,175

†	See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2010,The Bank of New York Mellon earned $672 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ending May 31, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2009 ($)	Purchases ($)	Sales ($)	5/31/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	656,000	41,342,000	40,612,000	1,386,000.5
Dreyfus
Institutional
Cash Advantage
Plus Fund	—	43,292,047	36,871,165	6,420,882	2.1
Total	656,000	84,634,047	77,483,165	7,806,882	2.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $77,055,604 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2009. If not applied, $2,764,375 of the carryover expires in fiscal 2010, $5,034,522 expires in fiscal 2015, $25,356,910 expires in fiscal 2016 and $43,899,797 expires in fiscal 2017. Based on certain provisions in the Code, some of these losses acquired from the fund’s merger with Dreyfus Balanced are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was as follows: ordinary income $7,151,804. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Manager has contractually agreed from April 1, 2010 through April 1, 2011 to waive receipt of its fees and/or assume the expenses of the fund’s Class A, B, C and I shares, so that the net operating expenses of the fund’s Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.18%, 1.93%, 1.93% and .92%, respectively, of such class’ average daily net assets. The Manager had contractually agreed from December 1, 2009 through March 31, 2010 to waive receipt of its fees and/or assume the expenses of the fund’s Class A, B, C and I shares, so that the net operating expenses of the fund’s Class A, B, C and I shares exclusive of certain expenses as described above did not exceed 1.11%, 1.86%, 1.86% and .85%, respectively, of such class’ average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $298,964 during the period ended May 31, 2010.

During the period ended May 31, 2010, the Distributor retained $13,148 from commissions earned on sales of the fund’s Class A shares and $43,630 and $515 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended May 31, 2010, Class B and Class C shares were charged $283,622 and $185,440, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2010, Class A, Class B and Class C shares were charged $148,099, $94,541 and $61,813, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2010, Class Z shares did not incur charges pursuant to the Class Z Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $126,905 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $17,636 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1,065.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $41,523 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $209,533, Rule 12b-1 distribution plan fees $70,731, shareholder services plan fees $50,164, custodian fees $37,745, chief compliance officer fees $3,656 and transfer agency per account fees $64,458, which are offset against an expense reimbursement currently in effect in the amount of $40,329.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2010, amounted to $154,736,892 and $181,420,581, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended May 31, 2010. These disclosures did not impact the notes to the financial statements.

At May 31, 2010, accumulated net unrealized depreciation on investments was $1,447,376, consisting of $16,620,134 gross unrealized appreciation and $18,067,510 gross unrealized depreciation.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	49

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail, front-end load, mixed-asset target allocation growth funds (the “Performance Group”) and to a larger universe of funds consisting of all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”) selected and provided by Lipper,Inc.,an independent provider of investment data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the second quartile of the Performance Group for the one- and two-year periods ended December 31, 2009, and the third and second quartiles of the Performance Universe for the one- and two-year periods, respectively, ended December 31, 2009. The Board also noted that the fund’s total return exceeded the fund’s benchmark index for the calendar year 2009.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s contractual management fees were higher than the Expense Group median, but the actual management fees and expense ratios were lower than the Expense Group and Expense Universe medians. In light of the fund’s performance, management agreed to waive receipt of its fees and/or assume the expenses of the fund until March 31, 2011, so that the net operating expenses of the fund’s Class A, B, C, and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.18%, 1.93%, 1.93% and .92%, respectively.

The Fund	51

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relation-

ship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall relative performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund	53

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6